Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
10. Net Loss Per Share
A reconciliation of net loss available to common stockholders and the number of shares in the calculation of basic and diluted loss per share is as follows:

	Three Months Ended March 31,
	2022	2021
Net loss	$(11,808)	$(21,002)

Weighted-average shares used in computing net loss per share, basic and diluted	16,204,614	14,602,926

Net loss per share attributable to common stockholders, basic and diluted	$(0.73)	$(1.44)

The following potential common shares securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (on an as-converted
basis):

	Three Months Ended March 31,
	2022	2021
Series A and B redeemable convertible preferred stock	99,734,543	60,368,493
Potential issuance of Series B redeemable convertible preferred stock under Tranche 2	—	19,683,025
Potential issuance of Series B redeemable convertible preferred stock under Tranche 3	—	19,683,025
Stock options to purchase common stock	9,273,083	8,119,579
Unvested early exercised options	1,685,478	—

Total	110,693,104	107,854,122

12. Net Loss Per Share
A reconciliation of net loss available to common stockholders and the number of shares in the calculation of basic and diluted loss per share is as follows:

	Year Ended December 31,
	2021	2020
Net loss	$(55,319)	$(19,862)

Denominator:
Weighted-average shares used in computing net loss per share, basic and diluted	14,881,325	13,862,582

Net loss per share attributable to common stockholders, basic and diluted	$(3.72)	$(1.43)

The following potential common shares securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (on an as-converted
basis):

	Year Ended December 31,
	2021	2020
Series A and B redeemable convertible preferred stock	99,734,543	58,948,067
Potential issuance of Series B redeemable convertible preferred stock under Tranche 2	—	19,683,025
Potential issuance of Series B redeemable convertible preferred stock under Tranche 3	—	19,683,025
Stock options to purchase common stock	11,711,174	4,173,285
Unvested early exercised options	2,418,871	—

Total	113,864,588	102,487,402